Equity	12 Months Ended
Sep. 30, 2025
Equity [Abstract]
Equity

Note 11. Equity

Ordinary Shares

On May 31, 2024, the authorized share capital of the Company is $50,000 divided into 50,000 ordinary shares of par value $1 each.

On May 31, 2024, the Company issued 50,000 ordinary shares to shareholders at par value of $1 each.

On February 27, 2025, the Company re-designated and re-classified its authorized share capital from $50,000 divided into 50,000 ordinary shares of par value $1 each to $50,000 divided into 450,000,000 Class A Ordinary Shares of par value of $0.0001 each and 50,000,000 Class B Ordinary Shares of par value of $0.0001 each. The currently issued 50,000 ordinary shares of par value of $0.0001 each in the Company be and are re-designated and re-classified into 32,970 Class A ordinary shares of par value $0.0001 each with 1 vote per share or 17,030 Class B ordinary shares of par value $0.0001 each with 20 votes per share.

In February 2025, an investor subscribed 1,900 ordinary shares of the Company at $300 per share for 3.8% equity interest of the Company and the total consideration was $570,000.

On August 7, 2025, the Registration Statement on Form F-1 (File No. 333-288004) relating to the initial public offering (“IPO”) of the Company, originally filed with the U.S. Securities and Exchange Commission (the “Commission”) on June 13, 2025 (as amended, the “Registration Statement”) was declared effective by the Commission. In connection with the IPO, the Company entered into an Underwriting Agreement, dated August 7, 2025, by and between the Company and US Tiger Securities, Inc. acting as the representative of the several underwriters (the “Representative”). The Company granted the Representative a 45-day option to purchase up to an additional 225,000 class A ordinary shares, par value $0.0001 per share (the “Class A Ordinary Shares”) to cover over-allotments (the “Over-Allotment Shares”), which option was fully exercised by the Representative on August 8, 2025.

On August 11, 2025, the Company consummated the IPO of 1,725,000 Class A Ordinary Shares at a price of $4.00 per share, generating gross proceeds of $6,900,000, prior to deducting underwriting discounts and commissions and offering expenses payable by the Company. The Class A Ordinary Shares were approved for listing on The Nasdaq Capital Market and commenced trading under the ticker symbol “DKI” on August 8, 2025. After deducting underwriting discounts and commissions and offering expenses, the net proceeds from the IPO was $5,049,993.

2025 Equity Incentive Plan

In June 10, 2025, the board of directors approved the 2025 Equity Incentive Plan, which may be amended and restated from time to time, to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of our business. The maximum aggregate number of shares which may be issued under the 2025 Equity Incentive Plan is 2,400,000 Class A Ordinary Shares. On August 19, 2025, the Company granted and vested immediately 2,400,000 Class A Ordinary shares to four employees which had a value of $8,808,000 at the time of issuance. As of September 30, 2025, 2025 Equity Incentive Plan was fully issued.